PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2025 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 43.5%
1,536,993  Schwab U.S. TIPS
ETF
$ 82,428,935
7.7
344,907  Vanguard Long-Term
Treasury ETF
21,225,577
2.0
6,615,639
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
331,321,786
31.0
796,895  Xtrackers USD High
Yield Corporate Bond
ETF
29,421,363
2.8
Total Exchange-Traded
Funds
(Cost $457,717,680)
464,397,661
43.5
MUTUAL FUNDS : 56.3%
Affiliated Investment Companies : 56.3%
4,796,250  Voya Short Duration
Bond Fund - Class R6
45,276,597
4.2
7,330,556  Voya U.S. Bond Index
Portfolio - Class I
68,394,083
6.4
1,761,980  Voya VACS Index
Series EM Portfolio
21,619,500
2.0
9,828,322  Voya VACS Index
Series I Portfolio
118,038,152
11.1
3,258,144  Voya VACS Index
Series MC Portfolio
40,107,747
3.8
20,671,013  Voya VACS Index
Series S Portfolio
294,561,940
27.6
1,128,219  Voya VACS Index
Series SC Portfolio
13,358,110
1.2
Total Mutual Funds
(Cost $491,767,325)
601,356,129
56.3
Total Long-Term
Investments
(Cost $949,485,005)
1,065,753,790
99.8
Total Investments in
Securities
(Cost $949,485,005) $ 1,065,753,790 99.8
Assets in Excess of
Other Liabilities 1,706,795 0.2
Net Assets $ 1,067,460,585 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2025 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 464,397,661 $ — $ — $ 464,397,661
Mutual Funds 601,356,129 — — 601,356,129
Total Investments, at fair value $ 1,065,753,790 $ — $ — $ 1,065,753,790
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ — $ 45,699,773 $ (565,738) $ 142,562 $ 45,276,597 $ 183,352 $ 4,862 $ —
Voya U.S. Bond Index Portfolio -
Class I
66,233,658 81,558,025 (80,344,529) 946,929 68,394,083 1,782,620 (475,413) —
Voya VACS Index Series EM
Portfolio
32,410,034 2,245,233 (14,276,498) 1,240,731 21,619,500 777,289 524,754 —
Voya VACS Index Series I Portfolio
138,961,641 5,904,117 (34,403,617) 7,576,011 118,038,152 3,107,828 4,674,345 —
Voya VACS Index Series MC
Portfolio
33,641,966 23,513,572 (18,632,380) 1,584,589 40,107,747 433,932 2,432,937 151,831
Voya VACS Index Series S
Portfolio
352,444,133 31,495,118 (113,782,297) 24,404,986 294,561,940 3,792,826 34,327,004 1,458,779
Voya VACS Index Series SC
Portfolio
22,929,646 2,084,617 (11,401,299) (254,854) 13,358,110 358,359 1,240,306 184,449
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
304,738,145 33,079,081 (11,388,400) 4,892,960 331,321,786 11,085,987 (275,176) —
$ 951,359,223 $ 225,579,536 $ (284,794,758) $ 40,533,914 $ 932,677,915 $ 21,522,193 $ 42,453,619 $ 1,795,059
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 116,268,786
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 116,268,786